Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets, net - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Net Abstract
Advance to suppliers	¥ 40,620	¥ 39,176
Input GST (India)	568	769
Receivables from supply chain service provider	4,829	5,581
Expected return assets	1	2
Deferred IPO expense		8,847
Other receivables	21,460	11,413
Allowance for doubtful accounts	(1,663)	(674)
Prepaid expenses and other current assets, net	¥ 65,815	¥ 65,114